Summary of Significant Accounting Policies (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Revenue Recognition
Period of notice days given for cancellation of agreement	60 days
Advertising
Advertising costs	$ 24	$ 27	$ 32
Equity Incentive Plan
Total excess income tax benefits recognized for stock based compensation arrangements	$ 0	$ 63	$ 206
Client relationships
Goodwill and other intangible assets, net of accumulated amortization
Estimated useful lives	9 years
Non-solicitation agreement
Goodwill and other intangible assets, net of accumulated amortization
Estimated useful lives	3 years
Minimum | Internal-Use Software
Goodwill and other intangible assets, net of accumulated amortization
Estimated useful lives	18 months
Maximum | Internal-Use Software
Goodwill and other intangible assets, net of accumulated amortization
Estimated useful lives	24 months